OPERATING INCOME (Details Textual) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating income and operating expense [Line Items]
Interest income (expense)	$ 10,541,522	$ 10,584,976	$ 9,818,313
Increase (decrease) through cumulative catch-up adjustments to revenue, contract liabilities	43,012
Impairment loss on receivables or contract assets arising from contracts with customers	11,975	9,639	1,069
Dividends From Derecognized Investments	950	1,556	1,638
Gains on disposals of investments	$ 14,707	13,928
Bottom of range [member]
Disclosure of operating income and operating expense [Line Items]
Intermediation Margin	4.00%
Top of range [member]
Disclosure of operating income and operating expense [Line Items]
Intermediation Margin	12.00%
Fair value through profit or loss [Member]
Disclosure of operating income and operating expense [Line Items]
Dividends received	$ 54,477	20,297	30,468
Fair value through other comprehensive income [Member]
Disclosure of operating income and operating expense [Line Items]
Dividends received	$ 13,105	$ 11,951	$ 9,317